Notes to the Consolidated Statements of Operations - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes to the Consolidated Statements of Operations
Compensation for CMO/Materials transfer	€ 89	€ 418	€ 1,891	€ 34,379
Reimbursement claim				610
Sale of equipment	477		961	310
Grants and other reimbursements from government agencies and similar bodies	274	273	514	377
Other	77	3	999	225
Total	€ 917	€ 694	€ 4,365	€ 35,901